Income tax / (expense) (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)	€ 0
Unused tax losses with no expiration date	€ 392,359,000			€ 392,359,000
Expiration period	20 years
Unused tax losses subject to expiration, indefinite carryforward	€ 14,967,000			14,967,000
Unused tax losses subject to expiration, 20 year carryforward	515,000			515,000
Unused tax losses subject to expiration	€ 15,482,000		$ 16,081	€ 15,482,000	$ 16,081
Forecast
Disclosure Of Income Tax [Line Items]
Applicable tax rate		0.00%